Expense Example {- Fidelity Large Cap Growth Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-12 - Fidelity Large Cap Growth Enhanced Index Fund - Fidelity Large Cap Growth Enhanced Index Fund
Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493